GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Balance of goodwill at beginning of period	$ 25,009	$ 25,673
Disposals	(203)	(82)
Other	(1,214)	(582)
Intersegment transfers in/(out)	0
Balance of goodwill at end of period	23,592	25,009
Global Consumer Banking
Goodwill
Balance of goodwill at beginning of period	13,985	14,539
Disposals	(86)	(82)
Other	(505)	(472)
Intersegment transfers in/(out)	(177)
Balance of goodwill at end of period	13,217	13,985
Institutional Clients Group
Goodwill
Balance of goodwill at beginning of period	10,868	10,981
Disposals	(1)	0
Other	(711)	(113)
Intersegment transfers in/(out)	0
Balance of goodwill at end of period	10,156	10,868
Citi Holdings
Goodwill
Balance of goodwill at beginning of period	156	153
Disposals	(116)	0
Other	2	3
Intersegment transfers in/(out)	177
Balance of goodwill at end of period	$ 219	$ 156